Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000014297
Account Value [Line Items]
Line Graph and Table Measure Name	Greater India Portfolio
Account Value	$ 24,755	$ 20,952	$ 17,275	$ 20,178	$ 16,174	$ 14,170	$ 12,746	$ 14,414	$ 9,887	$ 9,567	$ 10,000
EATON VANCE Index: MSCI India Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI India Index
Account Value	$ 23,095	$ 20,766	$ 17,190	$ 18,675	$ 14,794	$ 12,803	$ 11,901	$ 12,839	$ 9,253	$ 9,388	$ 10,000